Long-term investment	12 Months Ended
Dec. 31, 2019
Long-term investment
Long-term investment

7. Long-term investment

In May 2018, the Group acquired 7.42% equity interests in a privately-held company for cash consideration of US$0.5 million, which the Group plans to hold for long term investment purpose. The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group recognized a full impairment on this investment in 2019.